Other investments (Narrative) (Details) - CAD ($)						1 Months Ended			12 Months Ended
	Feb. 05, 2020	Feb. 04, 2020	Nov. 04, 2019	May 07, 2019	Sep. 06, 2018	Nov. 22, 2019	Sep. 20, 2019	Apr. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	May 31, 2018
Disclosure Of Other Investments [Line Items]
Loss on change in fair value of derivative liability									$ 3,568,305
Proceeds from issuing shares									4,593,777	$ 44,987,422
Derivative liability									$ 2,646,269
Class B shares
Disclosure Of Other Investments [Line Items]
Share issue price per share			$ 20.10
Proceeds from issuing shares			$ 4,593,777
Pharmadrug Inc. | Share Exchange Agreement
Disclosure Of Other Investments [Line Items]
Number of shares acquired								13,562,386
Share price per share								$ 0.2212
Pharmadrug Inc. | Share Exchange Agreement | Class B shares
Disclosure Of Other Investments [Line Items]
Number of shares issued in share exchange							61,892	65,577
Share issue price per share								$ 45.75
Value of shares issued in share exchange								$ 3,000,000
Loss on change in fair value of derivative liability							$ 1,422,036
Pharmadrug Inc. | Share Exchange Agreement | Class B shares
Disclosure Of Other Investments [Line Items]
Number of shares issued in share exchange							61,892	65,577
Share issue price per share								$ 45.75
Value of shares issued in share exchange								$ 3,000,000
Loss on change in fair value of derivative liability								$ 1,422,036
Cannara Biotech Inc. | Class B shares
Disclosure Of Other Investments [Line Items]
Number of shares held subject to escrow arrangement									85,003,750
Quoted market price of investments									$ 0.125
Percentage of aggregate discount for escrow									19.53%
Aggregate discount for shares in escrow									$ 1,556,431
Cannara Biotech Inc. | Class B shares | Subsequent events
Disclosure Of Other Investments [Line Items]
Proceeds from issuing shares	$ 7,743,492
Cannara Biotech Inc. | Unrestricted Class B shares | Level 1
Disclosure Of Other Investments [Line Items]
Number of shares held subject to escrow arrangement									21,250,935
Cannara Biotech Inc. | Class B shares held in escrow | Level 2
Disclosure Of Other Investments [Line Items]
Number of shares held subject to escrow arrangement									63,752,815
Clover Cannastrip Thin Film Technologies Corp.
Disclosure Of Other Investments [Line Items]
Value of subscribed equity units in brokered private placement					$ 1,500,000
High Tide Inc.
Disclosure Of Other Investments [Line Items]
Number of shares held									4,551,999
Number of warrants held									2,000,000
Proceeds from sale of shares and warrants						$ 614,520
HUGE Shops
Disclosure Of Other Investments [Line Items]
Number of shares held									17,333,333
Subscription price per share									$ 0.075
Percentage of decline in fair value of investment									41.50%
Change in fair value of investment									$ 54,000
SciCann Therapeutics Inc.
Disclosure Of Other Investments [Line Items]
Number of shares held									117,648
Subscription price per share											$ 17	$ 17
Percentage of decline in fair value of investment									64.40%
Change in fair value of investment									$ 129,000
Solarvest BioEnergy Inc.
Disclosure Of Other Investments [Line Items]
Share price per share									$ 0.145
Loss on change in fair value of derivative liability									$ 2,146,269
Number of shares held				3,000,000
Number of warrants held				3,000,000
Principal amount of convertible debenture				$ 2,400,000					$ 2,400,000
Fair value of shares and warrants acquired				3,000,000
Exercise price of warrants									$ 0.25
Quoted market price of investments									$ 0.145
Risk free rate of warrants									1.71%
Expected volatility of warrants									94.00%
Expected term of warrants									1 year 4 months 6 days
Expected dividend yield									0.00%
Debt conversion ratio									1
Solarvest BioEnergy Inc. | Subsequent events | Class B shares
Disclosure Of Other Investments [Line Items]
Number of additional shares issued to settle derivative liability		225,371
Solarvest BioEnergy Inc. | Share Exchange Agreement
Disclosure Of Other Investments [Line Items]
Derivative financial liabilities				500,000
Guaranteed minimum liquidation value of shares				$ 3,000,000					$ 3,000,000
Solarvest BioEnergy Inc. | Share Exchange Agreement | Class B shares
Disclosure Of Other Investments [Line Items]
Number of shares issued in share exchange				49,751
Solarvest BioEnergy Inc. | Share Exchange Agreement | Class B shares
Disclosure Of Other Investments [Line Items]
Number of shares issued in share exchange				49,751
Share issue price per share				$ 50.25
Value of shares issued in share exchange				$ 2,500,000